Short-term Bank Loan	12 Months Ended
Dec. 31, 2024
Short-term Bank Loan
Short-term Bank Loans

Note 12 – Short-term Bank Loan

The Company’s short-term bank loan consisted of the following:

	December 31,	December 31,
	2024	2023
Loan payable to Bank of China Lishui Branch	$-	$2,264,812
Total	$-	$2,264,812

On December 22, 2022, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2,202,942 (RMB16,079,936) for one-year term at a fixed annual interest rate of 4.35% for to obtain work capital. The loan was renewed upon maturity. The loan was collateralized by building and land use right of Zhejiang Tantech Bamboo Technology Co., Ltd. (“Tantech Bamboo”, a subsidiary disposal in December 2023). Zhengyu Wang and his wife, Yefang Zhang pledged personal property as collateral to secure the loan. The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”) and Forasen Group Co., Ltd., one unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd., and three other related individuals, Zhengyu Wang, Chairman of the Board and previous CEO of the Group, his wife, Yefang Zhang, and his relative, Aihong Wang. The loan was disposed through the disposition of Tantech Charcoal on March 16, 2024.

For the years ended December 31, 2024, 2023 and 2022, the interest expense related to bank loans was $45,796, $88,762 and $188,717, respectively.